ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	September 30, 2021	December 31, 2020
Trade receivables	$99,662	$118,557
Less: allowance for doubtful accounts	(1,439)	(1,722)
Total	$98,223	$116,835

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Allowance for doubtful accounts at beginning of period	$(1,655)	$(2,365)	$(1,722)	$(1,843)
(Increase) decrease to allowance for the period	216	233	(70)	259
(Recovery) write-off of doubtful accounts	-	182	353	343
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	-	(45)	-	(754)
Allowance for doubtful accounts at end of period	$(1,439)	$(1,995)	$(1,439)	$(1,995)